Average Annual Total Returns - Carillon Eagle Small Cap Growth Fund	Mar. 01, 2021
Russell2000174GrowthIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	34.63%
5 Years	16.36%
10 Years	13.48%
Class A
Average Annual Return:
1 Year	30.69%
5 Years	14.66%
10 Years	12.02%
Since Inception
Inception Date	May 07, 2093
Class C
Average Annual Return:
1 Year	36.25%
5 Years	14.98%
10 Years	11.78%
Since Inception
Inception Date	Apr. 03, 2095
Class I
Average Annual Return:
1 Year	37.61%
5 Years	16.15%
10 Years	12.89%
Since Inception
Inception Date	Jun. 27, 2006
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	32.85%
5 Years	13.33%
10 Years	11.03%
Since Inception
Inception Date	Jun. 27, 2006
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	25.64%
5 Years	12.40%
10 Years	10.27%
Since Inception
Inception Date	Jun. 27, 2006
Class R-3
Average Annual Return:
1 Year	36.89%
5 Years	15.49%
10 Years	12.29%
Since Inception
Inception Date	Sep. 19, 2006
Class R-5
Average Annual Return:
1 Year	37.63%
5 Years	16.16%
10 Years	12.94%
Since Inception
Inception Date	Oct. 02, 2006
Class R-6
Average Annual Return:
1 Year	37.76%
5 Years	16.28%
10 Years
Since Inception	14.29%
Inception Date	Aug. 15, 2011
Class R-6 | Russell2000174GrowthIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	15.14%
Inception Date	Aug. 15, 2011
Class Y
Average Annual Return:
1 Year	36.97%
5 Years
10 Years
Since Inception	15.58%
Inception Date	Nov. 20, 2017
Class Y | Russell2000174GrowthIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
Since Inception	16.55%
Inception Date	Nov. 20, 2017